Expense Example - iShares U.S. Thematic Rotation Active ETF - iShares U.S. Thematic Rotation Active ETF	Jul. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	$ 750